Commitments and Contingencies (Tables) - Jasper Therapeutics, Inc. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies (Tables) [Line Items]
Schedule of components of lease costs
	Six Months Ended June 30,
	2020	2021
Lease cost
Operating lease cost	$—	$276
Short-term lease cost	136	165
Total lease cost	$136	$441

	Year ended
	December 31, 2019	December 31, 2020
Lease cost
Operating lease cost*	$—	$45
Short-term lease cost	53	301
Total lease cost	$53	$346

*        Includes $13 thousand of variable lease cost related to the construction management and supervision fee. No variable costs related to operating expenses or taxes have been incurred as of December 31, 2020.

Schedule of operating leases
Year ended December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities	$—
Weighted average remaining lease term (years)	5.4
Weighted average discount rate	8%

Schedule of operating lease liabilities
Amount
Year ending December 31,
2021 (remainder)	$301
2022	713
2023	735
2024	757
2025	779
Thereafter	461
Total undiscounted lease payments	3,746
Less: imputed interest	(680)
Total discounted lease payments	3,066
Less: Current portion of lease liability	(424)
Noncurrent portion of lease liability	$2,642

Amount
Year ending December 31,
2021	$417
2022	717
2023	738
2024	760
2025	783
Thereafter	332
Total undiscounted lease payments	3,747
Less: imputed interest	(745)
Less: tenant improvement incentive	(1,378)
Total discounted lease payments	1,624
Less: Current portion of lease liability	—
Noncurrent portion of lease liability	$1,624